Deferred dry dock and special survey costs, net (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Dry Dock And Special Survey Costs Net
Schedule of Deferred Charges

The movement in deferred charges, net, in the accompanying Consolidated Balance Sheets are as follows:

2023

Balance January 1,	$794
Additions	814
Amortization of special survey costs	(176)
Pyxis Malou write-off	(169)
Balance June 30,	$1,263